Application of estimates and judgments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Application of estimates and judgments

3 Application of estimates and judgments

In preparing these financial statements, Management has made judgments and estimates that affect the application of the Company’ accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results can differ from these estimates due to differences in the variables, assumptions or conditions used in making estimates.

Judgments and estimates are reviewed on an ongoing basis and are based on historical experience and other factors, including expectations of future events that are deemed reasonable under the circumstances. Revision to estimates is recognized prospectively.

Critical judgments and estimates applied by the Company in the preparation of these financial statements are presented in the following notes:

a. Judgments

Information about judgments made on applying accounting policies that have significant effects on amounts recognized in the financial statements are included in the following notes:

- Note 18.9: application of hedge accounting: judgment to define forecast percentage of recurring revenues for which there is a high probability of occurring; and

- Note 13 (ii): lease term: whether the Company will exercise renewal options.

b. Assumptions and estimates uncertainties

Information on assumptions and uncertainties of estimates that present a significant risk of resulting in material adjustments in asset and liability accounting values in the next fiscal year is included in the notes below:

- Note 11 (b) and 12 (a): impairment test of property, plant and equipment, intangible assets and goodwill: determination of the discount rate and other key assumptions as well as the recoverable amount.

- Note 18.3: fair value of financial instruments: measurement of the fair value of financial instruments.

- Note 20.2: recognition of deferred tax assets: expectation of future taxable income against which deductible temporary differences and tax losses carryforward can be utilized.

- Note 21 (b): recognition and measurement of provisions for recovery of environmental damages: identifying potential environmental impacts, evaluating technical solutions and time of the remediation involve judgment as to the probability and magnitude of the outflow of resources.

- Note 22: recognition and measurement of provisions for tax: judgement on interpretation of the matter under discussion and estimate as to the probability and magnitude of the outflow of resources; and

- Nota 23: recognition and measurement of provision for the geological event in Alagoas: uncertainties regarding the outcome of actions to close and monitor wells, future studies by experts, changes related to the dynamics of the geological event and lawsuits, which could affect the probability and magnitude of the outflow of resources.